CREDIT FACILITY AND LONG-TERM DEBT (Debt Maturities) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Long-term Debt, Fiscal Year Maturity [Abstract]
2016		$ 9,798
2017		4,941
2018		381,230
2019		670,867
2020		35,000
Thereafter		500,000
Long-term Debt	$ 1,654,158	$ 1,601,836